LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

Weighted-average remaining lease term and discount rate were as follows:

As of December 31 2021

Operating leases weighted average remaining lease term (in years)	6.17
Operating leases weighted average discount rate	3.10%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

Maturities of operating lease liabilities as of December 31, 2021, are as follows:

As of December 31
2021

2022	$99
2023	$100
2024	$100
2025	$100
Thereafter	$285
Total lease payments	684
Less: imputed interest	(102)
Present value of lease liabilities	582